Convertible debentures (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Convertible Debentures
Schedule of convertible debentures

The amount of convertible debentures recorded during the year is composed of the following:

	Interest rate	Maturity	As at June 30, 2025	As at September 30, 2024
	%		$	$
Convertible debentures	15.0%	November 29, 2024	163	769
Better Choice Company Inc. convertible promissory note	25.0%	November 14, 2024	-	1,461
Convertible debentures	10%	January 2, 2025	439	-
Convertible debentures	8%	August 31, 2025	543	-
Total			1,145	2,230

The amount of convertible debentures recorded during the year is composed of the following:

	Nominal amount	Interest rate	Maturity	As at September 30, 2024	As at September 30, 2023
	$	%		$	$
Convertible debentures	1,239	15.0%	November 29, 2024	1,039	1,239
Better Choice Company Inc. convertible promissory note	1,973	25.0%	November 14, 2024	1,973	-
Total				3,012	1,239